Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Warrants
Schedule of warrant activity

	Number of Warrants		Weighted Average Exercise Price
	Ordinary shares	ADS	Ordinary shares	ADS
Outstanding as of January 1, 2017	23,729,865	1,219,246	£0.278	$8.03
Expired (1)	(416,645)	—	$0.56	—
Granted	—	133,452	—	$8.51
Exercised	(640,353)	(16,344)	£0.322	$8.03

Outstanding as of December 31, 2017	22,672,867	1,336,354	£0.272	$8.08

(1)	The ordinary warrants that expired in December 2017 had an exercise price denominated in US dollars. All other ordinary warrants have Pounds Sterling exercise prices.

Schedule of warrants outstanding and exercisable

The Group’s warrants outstanding and exercisable as of December 31, 2017 were as follows:

Type of Warrant Outstanding	Number Outstanding and Exercisable	Exercise Price		Expiration Date
Ordinary shares (1)	1,367,089	GBP £	0.20	April 2, 2020
Ordinary shares (1)	1,082,384	GBP £	0.50	July 21, 2020
Ordinary shares (2)	10,791,361	GBP £	0.322	November 23, 2021
ADS (2)	1,202,902	US $	8.03	November 23, 2021
Ordinary shares (1)	9,432,033	GBP £	0.20	April 2, 2025
ADS (2)	60,000	US $	7.26	July 31, 2022
ADS (2)	73,452	US $	9.53	November 14, 2022

(1)	Warrants totaling 11,881,506 of ordinary shares are equity classified.
(2)	Warrants totaling 10,791,361 of ordinary shares and 1,336,354 of ADS are liability classified.

Schedule of assumptions used in fair value of derivative liability of warrants over ADS

August 1, 2017

Share price (US $)	7.26
Exercise price (US $)	7.26
Expected volatility	70%
Number of periods to exercise	5.0
Risk-free rate	1.80%
Expected dividends	—

November 14, 2017

Share price (US $)	9.53
Exercise price (US $)	9.53
Expected volatility	72%
Number of periods to exercise	5.0
Risk-free rate	2.06%
Expected dividends	—

	December 31, 2017	December 31, 2016

Share price (US $)	10.81	6.19
Exercise price (US $)	7.91	8.03
Expected volatility	74%	70%
Number of periods to exercise	3.82	4.92
Risk-free rate	1.93%	1.91%
Expected dividends	—	—

Schedule of assumptions used in fair value of derivative liability of warrants over Ordinary shares

	December 31, 2017	December 31, 2016

Share price (GBP)	0.41	0.25
Exercise price (GBP)	0.322	0.322
Expected volatility	76%	70%
Number of periods to exercise	3.90	4.92
Risk free rate	2.09%	1.91%
Expected dividends	—	—

Schedule of warrant liability

Fair value
Liability classified warrants	$

January 1, 2016	—
Issued during the year	$5,662,119
Loss from revaluation of derivative liabilities	135,939

Balance at December 31, 2016	5,798,058
Issued during the year	529,004
Exercised during the year	(284,402)
Impact of foreign exchange	192,088
Loss from revaluation of derivative liabilities	6,391,551

Balance at December 31, 2017	$12,626,299